INTANGIBLE ASSETS, NET (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	[1]	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)
INTANGIBLE ASSETS, NET
Cost	₫ 5,997,151				₫ 5,941,591			₫ 5,772,842
Accumulated amortization	(4,774,625)				(4,595,267)			(4,311,771)
Net carrying value	1,222,526				1,346,324	[1]		1,461,071		$ 50,392,663
Amortization of intangible assets	179,358	$ 7,393,157	₫ 120,231		466,454		$ 19,500,000	2,341,850	₫ 897,562
License
INTANGIBLE ASSETS, NET
Cost	3,690,720				3,690,720			3,903,095
Accumulated amortization	(3,690,720)				(3,690,720)			(3,698,305)
Net carrying value								204,790
Software
INTANGIBLE ASSETS, NET
Cost	2,175,162				2,104,594			1,442,065
Accumulated amortization	(1,071,132)				(894,168)			(608,416)
Net carrying value	1,104,030				₫ 1,210,426			₫ 833,649		45,508,244
Weighted-average remaining useful life					53 months			43 months	48 months
Purchased software under development phase
INTANGIBLE ASSETS, NET
Cost	89,752				₫ 120,157			₫ 410,506
Net carrying value	89,752				120,157			410,506		3,699,588
Others
INTANGIBLE ASSETS, NET
Cost	41,517				26,120			17,176
Accumulated amortization	(12,773)				(10,379)			(5,050)
Net carrying value	₫ 28,744				₫ 15,741			₫ 12,126		$ 1,184,831

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).